Changes in Accounting Policies - Summary of Estimated Impact of IFRS 15 on Income Statement Items (Detail) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net sales	kr 210,838	kr 205,378	kr 220,316
Cost of sales	(142,638)	(157,451)	(155,062)
Gross income	68,200	47,927	65,254
Operating income (loss)	1,242	(34,743)	5,187
Taxes	(4,813)	3,525	(1,882)
Net income (loss)	kr (6,276)	kr (32,433)	kr 1,012
Earnings per share, basic (SEK)	kr (1.98)	kr (9.94)	kr 0.26
Earnings per share, diluted (SEK)	kr (1.98)	kr (9.94)	kr 0.25
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net sales		kr 201,303	kr 222,608
Cost of sales		(156,758)	(156,243)
Gross income		44,545	66,365
Operating income (loss)		(38,126)	6,299
Taxes		4,267	(2,131)
Net income (loss)		kr (35,063)	kr 1,895
Earnings per share, basic (SEK)		kr (10.74)	kr 0.53
Earnings per share, diluted (SEK)		kr (10.74)	kr 0.52
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net sales		kr 4,075	kr (2,292)
Cost of sales		(693)	1,181
Gross income		3,382	(1,111)
Operating income (loss)		3,383	(1,112)
Taxes		(742)	249
Net income (loss)		kr 2,630	kr (883)
Earnings per share, basic (SEK)		kr 0.80	kr (0.27)
Earnings per share, diluted (SEK)		kr 0.80	kr (0.27)